CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 302,543	$ 155,329
Marketable securities (amortized cost of $83,542 and $268,129, as of December 31, 2025 and 2024, respectively)		83,632	267,688
Short-term bank deposits		169,159	173,455
Accounts receivable, net of allowance for credit losses of $2,371 and $1,825, as of December 31, 2025, and 2024, respectively		43,504	36,335
Prepaid expenses and other receivables		25,733	22,097
Inventories		74,050	59,548
TOTAL CURRENT ASSETS		698,621	714,452
NON-CURRENT ASSETS:
Accounts receivable net of allowance for credit losses of $856 and $924 as of December 31, 2025, and 2024, respectively		3,005	3,176
Deferred income tax assets		53,230	56,285
Operating lease right-of-use assets		8,274	8,732
Property and equipment, net		2,599	2,322
Other investments		700	700
TOTAL NON-CURRENT ASSETS		67,808	71,215
TOTAL ASSETS		766,429	785,667
CURRENT LIABILITIES:
Accounts payables		17,912	13,782
Contract liabilities		12,093	16,755
Other liabilities		40,739	39,314
TOTAL CURRENT LIABILITIES		70,744	69,851
NON-CURRENT LIABILITIES:
Contract liabilities	[1]	3,043	3,336
Other liabilities		4,436	3,356
Operating lease liabilities		5,008	5,311
TOTAL NON-CURRENT LIABILITIES		12,487	12,003
TOTAL LIABILITIES		83,231	81,854
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, NIS 0.01 par value, authorized 200,000,000 shares at December 31, 2025, and 2024 Issued 88,333,753 and 87,583,673 shares at December 31, 2025 and 2024, respectively Outstanding 63,358,750 and 69,558,670 shares at December 31, 2025 and 2024, respectively		251	249
Additional paid-in capital		209,615	197,028
Retained earnings		968,532	874,701
Accumulated other comprehensive loss		69	(340)
Less treasury shares, at cost: 24,975,003 and 18,025,003 ordinary shares at December 31, 2025 and 2024, respectively		(495,269)	(367,825)
TOTAL SHAREHOLDERS’ EQUITY		683,198	703,813
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 766,429	$ 785,667

[1]	As of December 31, 2025, non-current deferred revenue is estimated to be recognized as following: 76% in year 2027 and the rest in year 2028-2030.